Equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Instruments
Balance at the beginning of the fiscal year	R$ 2,968,823	R$ 3,422,154	R$ 2,605,279
Additions/Disposals (Net)	1,893,570	(453,331)	816,875
Balance at the end of the fiscal year	R$ 4,862,393	R$ 2,968,823	R$ 3,422,154